Financial Instruments - Fair Value and Financial Risk management - Disclosure of Amounts Recognized in Profit or Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Fair Value Disclosure [Abstract]
Unrealised Currency Gain/(Loss)	$ 3	$ 1	$ (1)
Realised Currency (Loss)/Gains	(200)	14	2
Amounts recognised in profit or loss	$ (197)	$ 15	$ 1